Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (385)	$ (468)	$ (323)
Acquisition costs business combinations	(74)	(155)	(448)
Business and asset disposal	(26)	(39)	377
Provision for EU investigation	230
Exceptional net finance cost	(1,982)	(693)	(3,522)
Decrease of income taxes	240	830	77
Adjustments related to tax reform		1,800
Non-controlling interest on the exceptional items	32	$ 526	$ 13
AB inBev [member] | Belgium [member]
Disclosure of Exceptional Items [line items]
Provision for EU investigation	$ 230